Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
VY(R) JPMorgan Small Cap Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® JPMorgan Small Cap Core Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines small-capitalization companies as companies with a market capitalization equal to those within a universe of Russell 2000® Index (“Index”) stocks at the time of purchase. The market capitalization of companies in the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2019 ranged from $12.7 million to $8.3 billion. Market capitalization is the total market value of a company's shares.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. Depositary receipts are receipts issued by a bank or a trust company reflecting ownership of underlying securities issued by foreign companies. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate-related securities including real estate investment trusts, which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest.

The Portfolio may use derivatives, including but not limited to, futures contracts, options, and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management, and to increase the Portfolio's return.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-style approach, under which two separate teams of portfolio managers select assets for the Portfolio in complementary styles. One team employs a fundamental bottom-up investment process. The second team employs a process that combines a proprietary stock ranking system with a fundamental overlay. The sector and stock weightings of the investments selected will vary from weightings of the Index only within limits established by the investment team.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Portfolio would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

		Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th 2011, 16.27% and Worst quarter: 3rd 2011, -21.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY(R) JPMorgan Small Cap Core Equity Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%
1 Yr	rr_ExpenseExampleYear01	$ 148
3 Yrs	rr_ExpenseExampleYear03	459
5 Yrs	rr_ExpenseExampleYear05	792
10 Yrs	rr_ExpenseExampleYear10	1,735
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	459
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	792
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,735
2010	rr_AnnualReturn2010	26.27%
2011	rr_AnnualReturn2011	(1.60%)
2012	rr_AnnualReturn2012	18.24%
2013	rr_AnnualReturn2013	38.52%
2014	rr_AnnualReturn2014	7.94%
2015	rr_AnnualReturn2015	(4.02%)
2016	rr_AnnualReturn2016	21.17%
2017	rr_AnnualReturn2017	15.17%
2018	rr_AnnualReturn2018	(10.82%)
2019	rr_AnnualReturn2019	25.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
1 Yr	rr_AverageAnnualReturnYear01	25.96%
5 Yrs	rr_AverageAnnualReturnYear05	8.51%
10 Yrs	rr_AverageAnnualReturnYear10	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2004
VY(R) JPMorgan Small Cap Core Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%
1 Yr	rr_ExpenseExampleYear01	$ 87
3 Yrs	rr_ExpenseExampleYear03	271
5 Yrs	rr_ExpenseExampleYear05	471
10 Yrs	rr_ExpenseExampleYear10	1,049
1 Yr	rr_ExpenseExampleNoRedemptionYear01	87
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	271
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	471
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Yr	rr_AverageAnnualReturnYear01	26.75%
5 Yrs	rr_AverageAnnualReturnYear05	9.16%
10 Yrs	rr_AverageAnnualReturnYear10	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 06, 2004
VY(R) JPMorgan Small Cap Core Equity Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%
1 Yr	rr_ExpenseExampleYear01	$ 87
3 Yrs	rr_ExpenseExampleYear03	271
5 Yrs	rr_ExpenseExampleYear05	471
10 Yrs	rr_ExpenseExampleYear10	1,049
1 Yr	rr_ExpenseExampleNoRedemptionYear01	87
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	271
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	471
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Yr	rr_AverageAnnualReturnYear01	26.78%
5 Yrs	rr_AverageAnnualReturnYear05	9.15%
10 Yrs	rr_AverageAnnualReturnYear10	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
VY(R) JPMorgan Small Cap Core Equity Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Yr	rr_ExpenseExampleYear01	$ 112
3 Yrs	rr_ExpenseExampleYear03	350
5 Yrs	rr_ExpenseExampleYear05	606
10 Yrs	rr_ExpenseExampleYear10	1,340
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	350
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	606
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
1 Yr	rr_AverageAnnualReturnYear01	26.39%
5 Yrs	rr_AverageAnnualReturnYear05	8.88%
10 Yrs	rr_AverageAnnualReturnYear10	13.08%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY(R) JPMorgan Small Cap Core Equity Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	none
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
1 Yr	rr_ExpenseExampleYear01	$ 127
3 Yrs	rr_ExpenseExampleYear03	397
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,511
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	397
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	686
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
1 Yr	rr_AverageAnnualReturnYear01	26.20%
5 Yrs	rr_AverageAnnualReturnYear05	8.72%
10 Yrs	rr_AverageAnnualReturnYear10	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
VY(R) JPMorgan Small Cap Core Equity Portfolio | Russell 2000® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
VY(R) JPMorgan Small Cap Core Equity Portfolio | Russell 2000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
VY(R) JPMorgan Small Cap Core Equity Portfolio | Russell 2000® Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
VY(R) JPMorgan Small Cap Core Equity Portfolio | Russell 2000® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
VY(R) JPMorgan Small Cap Core Equity Portfolio | Russell 2000® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.